UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Aggressive Income Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2006
                         ----------------

Date of reporting period: October 31, 2005
                          ----------------

Item 1: Schedule of Investments.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)                             October 31, 2005
--------------------------------------------------------------------------------

     Principal
       Amount                                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (2.7%)

                     AIR TRANSPORT (0.5%)
$           250,000  ExpressJet Holdings, Inc., 4 1/4%, (each note is convertible to 54.9451 shares
                        of Common Stock at any time) 8/1/23                                                           $      212,188
                                                                                                                      --------------

                     GROCERY (0.9%)
            500,000  Wild Oats Markets, Inc., 3 1/4%, (each note is convertible to 56.5099 shares
                        of Common Stock at any time) 5/15/34(1)                                                              438,750
                                                                                                                      --------------

                     RETAIL AUTOMOTIVE (0.2%)
            100,000  Pep Boys-Manny, Moe & Jack (The), 4 1/4%, (each note is convertible to 44.6484                           97,000
                        shares of Common Stock at any time) 6/1/07                                                    --------------

                     TOBACCO (1.1%)
            500,000  Vector Group Ltd., 6 1/4%, (each note is convertible to 42.3279 shares of
                        Common Stock at any time) 7/15/08                                                                    496,250
                                                                                                                      --------------

                     TOTAL CONVERTIBLE BONDS & NOTES
                        (Cost $1,269,342)                                                                                  1,244,188
                                                                                                                      --------------

CORPORATE BONDS & NOTES (82.9%)

                     AUTO & TRUCK (2.4%)
            400,000  General Motors Corp., Debentures, 8 1/4%, 7/15/23                                                       295,000
            500,000  Delphi Corp., Notes, 6 1/2%, 8/15/13(3)                                                                 346,250
            500,000  Lear Corp., Guaranteed Notes, Series B, 8.11%, 5/15/09                                                  470,000
                                                                                                                      --------------
                                                                                                                           1,111,250
                                                                                                                      --------------

                     CABLE TV (1.6%)
            750,000  MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13                                                             733,125
                                                                                                                      --------------

                     CHEMICAL - DIVERSIFIED (1.2%)
            500,000  Equistar Chemicals L.P., Guaranteed Notes, 10 1/8%, 9/1/08                                              538,750
                                                                                                                      --------------

                     CHEMICAL - SPECIALITY (4.1%)
            600,000  ARCO Chemical Co., Debentures, 9.80%, 2/1/20                                                            669,000
            800,000  OM Group, Inc., Guaranteed Notes, 9 1/4%, 12/15/11                                                      770,000
            500,000  PolyOne Corp., Senior Notes, 8 7/8%, 5/1/12                                                             443,750
                                                                                                                      --------------
                                                                                                                           1,882,750
                                                                                                                      --------------

                     COAL (4.8%)
            750,000  Consolidation Coal, Notes, Series MTN, 8 1/4%, 6/1/07(1)                                                775,260
            650,000  Massey Energy Co., Notes, 6.95%, 3/1/07                                                                 656,500
            750,000  Massey Energy Co., Senior Notes, 6 5/8%, 11/15/10                                                       761,250
                                                                                                                      --------------
                                                                                                                           2,193,010
                                                                                                                      --------------

                     COMPUTER SOFTWARE SERVICES (1.0%)
            500,000  Unisys Corp., Senior Notes, 6 7/8%, 3/15/10                                                             447,500
                                                                                                                      --------------

                     DIVERSIFIED COMPANY (1.7%)
            500,000  Geon Co. (The), Debentures, 7 1/2%, 12/15/15                                                            455,000
            300,000  W.H. Holdings Ltd., Senior Notes, 9 1/2%, 4/1/11                                                        325,500
                                                                                                                      --------------
                                                                                                                             780,500
                                                                                                                      --------------

                     DRUG (1.0%)
            500,000  Elan Finance PLC, Senior Notes, 7 3/4%, 11/15/11(1)                                                     440,000
                                                                                                                      --------------

     Principal
       Amount                                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                     ELECTRONICS (1.2%)
            500,000  Avnet, Inc., Notes, 9 3/4%, 2/15/08                                                                     545,977
                                                                                                                      --------------

                     ENTERTAINMENT (1.1%)
            500,000  Royal Caribbean Cruises Ltd., Properties, Secured Notes, 7 1/4%, 8/15/06                                507,500
                                                                                                                      --------------

                     ENVIRONMENTAL (1.2%)
            500,000  Aleris International, Inc., Secured Notes, 10 3/8%, 10/15/10                                            546,250
                                                                                                                      --------------

                     FINANCIAL SERVICES (0.6%)
            500,000  Vesta Insurance Group, Inc., Debentures, 8 3/4%, 7/15/25                                                266,807
                                                                                                                      --------------

                     FOOD PROCESSING (6.1%)
            600,000  Chiquita Brands International, Inc., Senior Notes, 7 1/2%, 11/1/14                                      565,500
            600,000  Chiquita Brands International, Inc., Senior Notes, 8 7/8%, 12/1/15 (1)                                  589,500
            500,000  Land O' Lakes, Inc., Senior Notes, 8 3/4%, 11/15/11                                                     523,750
            600,000  Smithfield Foods, Inc., Senior Subordinated Notes, 7 5/8%, 2/15/08                                      616,500
            500,000  Sensient Technologies Corp. Notes, 6 1/2%, 4/1/09                                                       507,036
                                                                                                                      --------------
                                                                                                                           2,802,286
                                                                                                                      --------------

                     GROCERY (1.1%)
            500,000  Delhaize America, Inc., Guaranteed Notes, 7 3/8%, 4/15/06                                               505,340
                                                                                                                      --------------

                     HEALTHCARE INFORMATION SYSTEMS (1.4%)
            600,000  Rotech Healthcare, Inc., Guaranteed Notes, 9 1/2%, 4/1/12                                               637,500
                                                                                                                      --------------

                     HOME BUILDING (6.2%)
            325,000  Gold Kist, Inc., Guaranteed Notes, 10 1/4%, 3/15/14                                                     364,000
            600,000  Ply Gem Industries, Inc., Senior Subordinated Notes,  9%, 2/15/12                                       486,000
            500,000  Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12                                          550,000
            500,000  Technical Olympic USA, Inc., Guaranteed Notes, 10 3/8%, 7/1/12                                          502,500
            500,000  Technical Olympic USA, Inc., Subordinated Notes, 7 1/2%, 3/15/11                                        441,250
            500,000  Williams Lyon Homes, Inc., Guaranteed Notes, 10 3/4%, 4/1/13                                            523,750
                                                                                                                      --------------
                                                                                                                           2,867,500
                                                                                                                      --------------

                     HOTEL/GAMING (4.7%)
            600,000  American Casino & Entertainment Properties, Secured Notes, 7.85%, 2/1/12                                615,000
            500,000  Boyd Gaming Corp., Senior Subordinated Notes, 6 3/4%, 4/15/14                                           493,125
            500,000  Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17                                                     535,357
            500,000  Meritage Home Corp., Guaranteed Notes, 9 3/4%, 6/1/11                                                   530,000
                                                                                                                      --------------
                                                                                                                           2,173,482
                                                                                                                      --------------

                     INSURANCE - PROPERTY CASUALTY (1.1%)
            500,000  PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27                                               490,000
                                                                                                                      --------------

                     MACHINERY (0.7%)
            325,000  JLG Industries, Inc., Senior Subordinated Notes, 8 3/8%, 6/15/12                                        342,875
                                                                                                                      --------------

                     MARITIME (1.9%)
            750,000  General Maritime Corp., Senior Notes, 10%, 3/15/13                                                      825,000
             34,000  Teekay Shipping Corp., Guaranteed Notes, 8.32%, 2/1/06                                                   34,340
                                                                                                                      --------------
                                                                                                                             859,340
                                                                                                                      --------------
                     MEDICAL SERVICES (1.1%)
            500,000  Res-Care, Inc., Guaranteed Notes, 10 5/8%, 11/15/08                                                     528,125
                                                                                                                      --------------

                     METAL FABRICATING (1.7%)
            750,000  Lone Star Technologies, Inc., Guaranteed Notes, Series "B", 9%, 6/1/11                                  791,250
                                                                                                                      --------------

                     METALS & MINING (3.1%)
          1,000,000  USEC, Inc., Senior Notes, 6 5/8%, 1/20/06                                                               992,500
            500,000  Wolverine Tube, Inc., Guaranteed Notes, 10 1/2%, 4/1/09                                                 460,000
                                                                                                                      --------------
                                                                                                                           1,452,500
                                                                                                                      --------------

     Principal
       Amount                                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                     NATURAL GAS - DIVERSIFIED (2.8%)
          1,250,000  Vintage Petroleum, Inc., Senior Subordinated Notes, 7 7/8%, 5/15/11                                   1,309,375
                                                                                                                      --------------

                     OILFIELD SERVICES/EQUIPMENT (8.7%)
          1,000,000  Bluewater Finance Ltd., Guaranteed Notes, 10 1/4%, 2/15/12                                            1,065,000
            600,000  GulfMark Offshore, Inc., Guaranteed Notes, 7 3/4%, 7/15/14                                              630,000
            316,000  Newpark Resources, Inc., Guaranteed Notes, Series "B", 8 5/8%, 12/15/07                                 314,815
            600,000  Petroleum Geo-Services, Notes, 10%, 11/5/10                                                             663,000
            610,000  Sonat, Inc., Notes, 7 5/8%, 7/15/11                                                                     613,050
            750,000  TransMontaigne, Inc., Senior Subordinated Notes, 9 1/8%, 6/1/10                                         742,500
                                                                                                                      --------------
                                                                                                                           4,028,365
                                                                                                                      --------------

                     PACKAGING & CONTAINER (0.2%)
            500,000  Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10                                                     72,500
                                                                                                                      --------------

                     PETROLEUM - INTEGRATED (1.8%)
            750,000  Premcor Refining Group, Senior Subordinated Notes, 7 3/4%, 2/1/12                                       810,000
                                                                                                                      --------------

                     PETROLEUM - PRODUCING (4.6%)
            250,000  Petroleum Helicopters, Inc., Guaranteed Notes,  Series "B", 9 3/8%, 5/1/09                              261,875
            700,000  Stone Energy Corp., Senior Subordinated Notes, 8 1/4%, 12/15/11                                         728,000
          1,000,000  Western Oil Sands, Inc., Secured Notes, 8 3/8%, 5/1/12                                                1,132,500
                                                                                                                      --------------
                                                                                                                           2,122,375
                                                                                                                      --------------
                     R.E.I.T. (0.6%)
            250,000  Crescent Real Estate Equities, Senior Notes, 9 1/4%, 4/15/09                                            263,750
                                                                                                                      --------------

                     RETAIL - SPECIAL LINES (3.1%)
            750,000  Broder Brothers, Co., Senior Notes, 11 1/4%, 10/15/10                                                   693,750
            750,000  Phillips-Van Heusen Corp., Senior Notes, 7 1/4%, 2/15/11                                                757,500
                                                                                                                      --------------
                                                                                                                           1,451,250
                                                                                                                      --------------

                     RETAIL STORE (2.1%)
            410,000  Dillard's, Inc., Notes, 7.85%, 10/1/12                                                                  410,000
            500,000  Dollar General Corp., Guaranteed Notes, 8 5/8%, 6/15/10                                                 557,500
                                                                                                                      --------------
                                                                                                                             967,500
                                                                                                                      --------------

                     SHOE (1.6%)
            750,000  Payless ShoeSource, Inc., Senior Subordinated Notes, 8 1/4%, 8/1/13                                     761,250
                                                                                                                      --------------

                     STEEL (2.8%)
            800,000  Allegheny Technologies, Inc., Notes, 8 3/8%, 12/15/11                                                   856,000
            421,000  United States Steel Corp., Senior Notes, 9 3/4%, 5/15/10                                                458,890
                                                                                                                      --------------
                                                                                                                           1,314,890
                                                                                                                      --------------

                     TELECOMMUNICATION SERVICES (1.1%)
            500,000  Alamosa Delaware, Inc., Senior Notes, 8 1/2%, 1/31/12                                                   518,750
                                                                                                                      --------------

                     TRUCKING (1.2%)
            500,000  Roadway Corp., Guaranteed Notes, 8 1/4%, 12/1/08                                                        533,528
                                                                                                                      --------------

                     VITAMINS AND NUTRITION PRODUCTS (1.3%)
            600,000  NBTY, Inc., Senior Subordinated Notes, 7 1/8%, 10/1/15(1)                                               585,000
                                                                                                                      --------------

                     TOTAL CORPORATE BONDS & NOTES
                        (Cost $37,968,585)                                                                                38,182,150
                                                                                                                      --------------

     Number of
       Shares                                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.1%)

                     CHEMICAL- DIVERSIFIED  (0.6%)
              6,000  Huntsman Corporation, Par $50 (each share is convertible to 1.7674 shares of Common
                        Stock @ $21.68) 5%, 2/16/08                                                                          264,750
                                                                                                                      --------------

                     GROCERY  (0.2%)
              3,000  Albertson's, Inc., Par $25 (each share is convertible to 0.8675 shares of Common
                        Stock @ $24.71) 7 1/4%, 5/16/07                                                                       72,600
                                                                                                                      --------------

                     MEDICAL SUPPLIES (0.3%)
              3,000  Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares of Common
                        Stock @ $39.87) 7%, 2/16/06                                                                          162,510
                                                                                                                      --------------

                     TOTAL CONVERTIBLE PREFERRED STOCKS
                       (Cost $463,981)                                                                                       499,860
                                                                                                                      --------------

PREFERRED STOCKS (0.5%)

                     R.E.I.T. (0.5%)
             10,000  Health Care REIT, Inc., Series "F", 7 5/8%                                                              252,500
                                                                                                                      --------------

                     TOTAL PREFERRED STOCKS
                       (Cost $250,000)                                                                                       252,500
                                                                                                                      --------------

WARRANTS (0.0%)

                     TELECOMMUNICATION SERVICES (0.0%)
              2,490  XO Communications, Inc., Series "A", Expiring 1/16/10(2)                                                    822
              1,868  XO Communications, Inc., Series "B", Expiring 1/16/10(2)                                                    467
              1,868  XO Communications, Inc., Series "C", Expiring 1/16/10(2)                                                    420
                                                                                                                      --------------

                     TOTAL WARRANTS
                       (Cost $0)                                                                                               1,709
                                                                                                                      --------------

COMMON STOCKS (3.5%)
                     BIOTECHNOLOGY (0.1%)
             10,000  Savient Pharmaceuticals, Inc.(2)                                                                         37,500
                                                                                                                      --------------
                     COMPUTER & PERIPHERALS (0.2%)
             10,000  Identix, Inc.(2)                                                                                         44,300
             10,000  Quantum Corp.(2)                                                                                         30,200
              8,000  Unisys Corp.(2)                                                                                          40,880
                                                                                                                      --------------
                                                                                                                             115,380
                                                                                                                      --------------
                     ELECTRICAL UTILITY - WEST (0.2%)
              5,000  Xcel Energy, Inc.                                                                                        91,650
                                                                                                                      --------------
                     ELECTRONICS (0.1%)
              8,000  Bookham, Inc.(2)                                                                                         41,200
              5,000  Valence Technology, Inc.(2)                                                                              11,800
                                                                                                                      --------------
                                                                                                                              53,000
                                                                                                                      --------------
                     ENVIRONMENTAL (0.0%)
              5,000  Perma-Fix Environmental Services, Inc.(2)                                                                 9,200
                                                                                                                      --------------
                     INSURANCE - LIFE (0.2%)
              6,000  Phoenix Companies, Inc. (The)                                                                            77,700
                                                                                                                      --------------
                     NATURAL GAS - DISTRIBUTION (0.9%)
              2,000  Nicor Inc.                                                                                               78,400
              4,000  Northern Border Partners L.P.                                                                           185,560
              4,000  SEMCO Energy, Inc.(2)                                                                                    24,000
              2,000  Vintage Petroleum, Inc.                                                                                 103,780
                                                                                                                      --------------
                                                                                                                             391,740
                                                                                                                      --------------

     Principal
     Amount or
     Number of
       Shares                                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                     PRECIOUS METALS (0.2%)
              5,000  Agnico-Eagle Mines Ltd.                                                                                  68,300
             12,000  Coeur d'Alene Mines Corp.(2)                                                                             45,240
                                                                                                                      --------------
                                                                                                                             113,540
                                                                                                                      --------------
                     R.E.I.T. (1.4%)
             10,000  Crescent Real Estate Equities Co.                                                                       199,500
              7,500  GMH Communities Trust                                                                                   112,275
             15,000  Pengrowth Energy Trust, Class "A"                                                                       326,250
                                                                                                                      --------------
                                                                                                                             638,025
                                                                                                                      --------------
                     RECREATION (0.0%)
              4,000  Meade Instruments Corp.(2)                                                                               10,560
                                                                                                                      --------------
                     SEMICONDUCTOR (0.1%)
             10,000  ANADIGICS, Inc.(2)                                                                                       33,500
                                                                                                                      --------------
                     TELECOMMUNICATION EQUIPMENT (0.0%)
              5,000  Captaris, Inc.(2)                                                                                        18,000
                                                                                                                      --------------
                     WIRELESS NETWORKING (0.1%)
              5,000  Alvarion Ltd.(2)                                                                                         38,950
                                                                                                                      --------------
                     TOTAL COMMON STOCKS
                       (Cost $1,365,053)                                                                                   1,628,745
                                                                                                                      --------------
                     TOTAL INVESTMENT SECURITIES (90.7%)
                       (Cost $41,316,961)                                                                                 41,809,152
                                                                                                                      --------------

REPURCHASE AGREEMENT* (7.2%)
   (including accrued interest)
  $       1,600,000  With Morgan Stanley Dean Witter & Co., 3.88%, dated 10/31/05, due 11/1/05                             1,600,172
                        delivery value $1,600,172 (collateralized by $1,640,000 U.S. Treasury Bonds 3.125%
                        due 5/15/07, with a value of $1,633,042 )

          1,700,000  With UBS Warburg LLC., 3.89%, dated 10/31/05, due 11/1/05 delivery value $1,700,184                   1,700,184
                        (collateralized by $1,450,000 U.S. Treasury Bonds 6.125% due 8/15/29,                         --------------
                        with a value of $1,737,513)

                     TOTAL REPURCHASE AGREEMENTS
                       (Cost $3,300,356)                                                                                   3,300,356
                                                                                                                      --------------

                     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)                                                   963,486
                                                                                                                      --------------

                     NET ASSETS (100.0%)                                                                              $   46,072,994
                                                                                                                      ==============

                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                        SHARE ($46,072,994 / 9,304,183 shares of beneficial interest outstanding)                     $         4.95
                                                                                                                      ==============

* The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(1)   144A Security where certain conditions for public sale may exist.

(2)   Non-income producing security.

(3)   Issuer in default on interest payments. Non-income producing security.

                                                                   Total Net
                                                                  Unrealized
 Total Cost        Appreciation           Depreciation           Appreciation
--------------------------------------------------------------------------------
$44,617,317         $1,745,951            $(1,253,760)             $492,191

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------------------
         Jean B. Buttner, President

Date:    12/21/2005
         ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Principal Financial Officer/Treasurer

Date:    12/21/2005
         ------------------------------------------